REVENUE FROM CONTRACTS WITH CUSTOMERS (Schedule of revenues by timing of revenue recognition) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Revenue From Contracts With Customers [Abstract]
Revenue recognized at a point in time	$ 2,166	$ 1,273
Revenue recognized over time	1,061	1,021
Revenue	$ 3,227	$ 2,294	[1]

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.